Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Laboratory inventories	426	381	—
Inventories write‑down	(9)	(381)	—
Inventories	417	—	—